Major Consolidated Entities (Details Narrative) - Eros International Media Limited	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of information about consolidated structured entities [line items]
Rate of reduction of holdings	62.31%	62.39%
Rate of security pledged against certain borrowings	38.40%
Change in shareholding, description	The change in shareholding was due to exercise of 0.08% ESOP by the employees.